Investment Objectives and Goals - Swan Hedged Equity US Large Cap ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SWAN HEDGED EQUITY US LARGE CAP ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Swan Hedged Equity US Large Cap ETF (the “Fund”) seeks long term capital appreciation while mitigating overall market risk.